Identified Intangible Assets (Tables)	12 Months Ended
Dec. 27, 2014
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Schedule Of Intangible Assets By Major Class [Table Text Block]
Identified intangible assets at the end of each period were as follows:

	December 27, 2014
(In Millions)	Gross Assets	Accumulated Amortization	Net
Acquisition-related developed technology	$3,009	$(2,192)	$817
Acquisition-related customer relationships	1,698	(1,001)	697
Acquisition-related trade names	61	(49)	12
Licensed technology and patents	3,153	(1,224)	1,929
Identified intangible assets subject to amortization	7,921	(4,466)	3,455
Acquisition-related trade names	788	—	788
Other intangible assets	203	—	203
Identified intangible assets not subject to amortization	991	—	991
Total identified intangible assets	$8,912	$(4,466)	$4,446

	December 28, 2013
(In Millions)	Gross Assets	Accumulated Amortization	Net
Acquisition-related developed technology	$2,922	$(1,691)	$1,231
Acquisition-related customer relationships	1,760	(828)	932
Acquisition-related trade names	65	(44)	21
Licensed technology and patents	3,093	(974)	2,119
Identified intangible assets subject to amortization	7,840	(3,537)	4,303
Acquisition-related trade names	818	—	818
Other intangible assets	29	—	29
Identified intangible assets not subject to amortization	847	—	847
Total identified intangible assets	$8,687	$(3,537)	$5,150

Schedule of Acquired Finite-Lived Intangible Assets by Major Class [Table Text Block]
As a result of our acquisitions and purchases of licensed technology and patents, identified intangible assets recorded for each period and their respective estimated weighted average useful life were as follows:

	2014		2013
	Gross Assets (In Millions)	Estimated Useful Life (In Years)	Gross Assets (In Millions)	Estimated Useful Life (In Years)
Acquisition-related developed technology	$175	6	$114	5
Acquisition-related customer relationships	$79	9	$60	7
Licensed technology and patents	$93	8	$36	10

Finite-lived Intangible Assets Amortization Expense [Table Text Block]
Amortization expenses, with presentation location on the consolidated statements of income, for each period were as follows:

(In Millions)	Location	2014	2013	2012
Acquisition-related developed technology	Cost of sales	$600	$576	$557
Acquisition-related customer relationships	Amortization of acquisition-related intangibles	284	279	296
Acquisition-related trade names	Amortization of acquisition-related intangibles	10	12	12
Licensed technology and patents	Cost of sales	275	272	214
Other intangible assets	Reduction of revenue	—	103	86
Total amortization expenses		$1,169	$1,242	$1,165

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense [Table Text Block]
Based on identified intangible assets that are subject to amortization as of December 27, 2014, we expect future amortization expense for each period to be as follows:

(In Millions)	2015	2016	2017	2018	2019
Acquisition-related developed technology	$330	$240	$91	$69	$60
Acquisition-related customer relationships	247	229	141	35	15
Acquisition-related trade names	9	3	—	—	—
Licensed technology and patents	263	248	210	168	167
Total future amortization expenses	$849	$720	$442	$272	$242